EQUITY - General and Limited Partnership Units (Details)	6 Months Ended
Jun. 30, 2024 shares
Disclosure of classes of share capital [line items]
Balance at end of period (in shares)	72,954,447
Total
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	74,281,767
Conversion from BBUC exchangeable shares (in shares)	3
Balance at end of period (in shares)	74,281,770
Brookfield Asset Management Inc.
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	4
Conversion from BBUC exchangeable shares (in shares)	0
Balance at end of period (in shares)	4
Limited partners
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	74,281,763
Conversion from BBUC exchangeable shares (in shares)	3
Balance at end of period (in shares)	74,281,766